LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
LAND USE RIGHTS, NET
Cost	¥ 1,036,178	¥ 1,036,178
Accumulated amortization	(79,440)	(58,717)
Land use rights, net	956,738	977,461		$ 131,073
Amortization of land use rights	¥ 20,723	¥ 20,724	¥ 20,723